Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Nov. 25, 2024	Mar. 31, 2024
Financial Instruments [Line Items]
Lease obligation	$ 1,300
Convertible notes liabilities	$ 110,700
Discount percentage	12.60%
Principal amount		$ 1
Convertible note	4.75%
Market value of derivative liabilities	$ 50,800
Increase (decrease) to the net income (loss)	500
Trade or other receivables
Increase decrease market price percentage	10.00%
Bottom of range [Member]
Financial Instruments [Line Items]
Annualized interest rate	9.20%
Top of range [Member]
Financial Instruments [Line Items]
Annualized interest rate	15.60%
Currency risk [member]
Financial Instruments [Line Items]
Increase (decrease) to the net income (loss)	$ 1,600
Equity price risk [member]
Financial Instruments [Line Items]
Increase (decrease) to the net income (loss)	$ 10,400
Increase decrease market price percentage	10.00%
Convertible Notes [Member]
Financial Instruments [Line Items]
Principal amount	$ 150,000
Convertible note		4.75%